RECLAMATION AND REMEDIATION - Reconciliation of Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reclamation
Balance at beginning of period	$ 5,768	$ 3,719
Additions, changes in estimates and other	981	2,045
Acquisitions and divestitures		(3)
Payments, net	(191)	(118)
Accretion expense	173	125
Balance at end of period	6,731	5,768
Reclamation
Balance at beginning of period	344	313
Additions, changes in estimates and other	79	67
Acquisitions and divestitures		1
Payments, net	(56)	(43)
Accretion expense	6	6
Balance at end of period	373	344
Total
Balance at beginning of period	6,112	4,032
Additions, changes in estimates and other	1,060	2,112
Acquisitions and divestitures		(2)
Payments, net	(247)	(161)
Accretion expense	179	131
Balance at end of period	$ 7,104	6,112
Environmental Loss Contingency, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current, Other non-current liabilities (Note 22)
Minera Yanacocha
Reclamation
Balance at beginning of period	$ 3,250
Balance at end of period	$ 3,722	$ 3,250